PROVISIONS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in provisions
Provision beginning of the period	₽ (74,302)	₽ (12,161)	₽ (10,425)
Arising during the year	(19,855)	(73,238)	(16,052)
Utilised	72,227	14,620	12,642
Discount rate adjustment and imputed interest (change in estimates)	30	(46)	(62)
Unused amounts reversed	712	2,251	1,705
Arising due to acquisitions of subsidiaries	(9)	(2,262)
Disposal of VF Ukraine	1,608
Translation adjustments and other	3,302	(3,466)	31
Other	3,302	(3,466)	31
Provision end of the period	(16,287)	(74,302)	(12,161)
Current portion	(11,526)	(70,911)	(9,852)
Non-current portion	(4,761)	(3,391)	(2,309)
Tax provisions other than for income tax
Changes in provisions
Provision beginning of the period	(252)	(310)	(457)
Arising during the year	(410)	(374)	(229)
Utilised	19	336	342
Unused amounts reversed	34	211	33
Arising due to acquisitions of subsidiaries		(113)
Disposal of VF Ukraine	50
Translation adjustments and other	(4)	(2)	1
Other	(4)	(2)	1
Provision end of the period	(563)	(252)	(310)
Current portion	(563)	(252)	(310)
Provision for decommissioning and restoration
Changes in provisions
Provision beginning of the period	(3,109)	(1,049)	(1,191)
Arising during the year	(2,341)	(1,912)	(108)
Utilised	19	18	5
Discount rate adjustment and imputed interest (change in estimates)	42	(223)	(103)
Unused amounts reversed		89	338
Disposal of VF Ukraine	760
Translation adjustments and other	(159)	(32)	10
Other	(159)	(32)	10
Provision end of the period	(4,788)	(3,109)	(1,049)
Current portion	(126)
Non-current portion	(4,662)	(3,109)	(1,049)
Employee bonuses and other rewards
Changes in provisions
Provision beginning of the period	(10,378)	(10,157)	(8,552)
Arising during the year	(16,896)	(14,259)	(15,181)
Utilised	16,055	13,873	12,203
Discount rate adjustment and imputed interest (change in estimates)	(12)	177	41
Unused amounts reversed	523	1,079	1,233
Arising due to acquisitions of subsidiaries	(9)	(984)
Disposal of VF Ukraine	672
Translation adjustments and other	2	(107)	99
Other	2	(107)	99
Provision end of the period	(10,043)	(10,378)	(10,157)
Current portion	(9,944)	(10,096)	(8,897)
Non-current portion	(99)	(282)	(1,260)
SEC Provision
Changes in provisions
Provision beginning of the period	(59,050)
Arising during the year		(55,752)
Utilised	55,607
Translation adjustments and other	3,443	(3,298)
Other	3,443	(3,298)
Provision end of the period		(59,050)
Current portion		(59,050)
Other provisions
Changes in provisions
Provision beginning of the period	(1,513)	(645)	(225)
Arising during the year	(208)	(941)	(534)
Utilised	527	393	92
Unused amounts reversed	155	872	101
Arising due to acquisitions of subsidiaries		(1,165)
Disposal of VF Ukraine	126
Translation adjustments and other	20	(27)	(79)
Other	20	(27)	(79)
Provision end of the period	(893)	(1,513)	(645)
Current portion	₽ (893)	₽ (1,513)	₽ (645)